Contract assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contract assets
21.	Contract assets
Current contract assets:

	31 December 2019	31 December 2018
Contract assets	933,969	711,928

	933,969	711,928

Non-current
contract assets:

	31 December 2019	31 December 2018
Contract assets	10,291	3,513

	10,291	3,513

The contract assets represent contract assets from subscribers. Due to the high volume of subscribers, there are different billing cycles. Accordingly, an accrual is made at the end of each reporting period to accrue revenue for services rendered but not billed. Contracted receivables related to handset campaigns, which will be billed after one year is presented under long term contract assets.